Financial risk exposure and risk management - Commodity price risk (Details) - Commodity price risk $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) item
Gold
Financial risk exposure and risk management
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Number of largest net revenue sources | item	2
Increase (decrease) in net income due to reasonably possible increase in risk assumption	$ 6,731
Increase (decrease) in net income due to reasonably possible decrease in risk assumption.	$ (6,399)
Silver
Financial risk exposure and risk management
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Number of largest net revenue sources | item	2
Increase (decrease) in net income due to reasonably possible increase in risk assumption	$ 5,538
Increase (decrease) in net income due to reasonably possible decrease in risk assumption.	$ (6,229)